Provisions - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Feb. 22, 2017	Dec. 31, 2019
Taxes [member]
Disclosure of other provisions [line items]
Rate of additional charge on COFINS		1.00%
Labor [member]
Disclosure of other provisions [line items]
Claims relationg to labour lawsuits	R$ 66,000